FOUNDER AND ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
PACIFIC CENTURY TRUST
a division of
BANK OF HAWAII
Financial Plaza of the Pacific
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2000

                                    HAWAIIAN
                                    TAX-FREE
                                     TRUST

                          A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of Hawaiian Tax-Free Trust:a palm tree in front of a circle which has an island and water within it]

                             HAWAIIAN TAX-FREE TRUST

                               SEMI-ANNUAL REPORT

                                  "CONSISTENCY"

                                                               November 10, 2000

Dear Fellow Shareholder:

     If there is one word that captures the essence of Hawaiian Tax-Free Trust, that word is "CONSISTENCY."

     The Trust has constantly attempted to provide:

     * CONSISTENCY of share value,

     * CONSISTENCY in the TAX-FREE return produced by the Trust,

     * CONSISTENCY of quality of investments and,

     * CONSISTENCY in the type of investments for the Trust.

CONSISTENCY OF SHARE VALUE

     As you are aware, management of the Trust cannot control interest rates or their effect upon the market. Interest rates are primarily controlled by the Federal Reserve Board (the "Fed"). The Fed increases or decreases rates as they feel is necessary in order to maintain the stability and growth potential of the economy of the United States.

     When the Fed feels that growth in the economy is increasing at too rapid a pace, they tend to increase interest rates and reduce the supply of money in order to slow down the rate of growth. (This is what has happened during the past year or so.) On the other hand, when the Fed feels that the economy needs stimulation, there is a tendency to decrease interest rates and increase the supply of money in order to provide an additional impetus to the overall economy.

     Interest rate changes have the effect in the marketplace of creating changes in the share value of fixed-income securities such as the Trust. As we have previously indicated, when interest rates go up, the share value goes down. And, when interest rates go down, the share value goes up. What we have done is to use various investment management techniques to dampen the swings that can occur in the share value of the Trust.

     Despite the variations in share price that have taken place since the inception of the Trust, management of the Trust has constantly strived to provide, to the maximum extent possible, CONSISTENCY in the value of the Trust's shares. This you will note from the chart below.

            [Graphic of a bar chart with the following information:]

         SHARE NET ASSET VALUE

        12/31/85         $10.37
        12/31/86         $11.09
        12/31/87         $10.55
        12/31/88         $10.65
        12/31/89         $10.93
        12/31/90         $10.82
        12/31/91         $11.21
        12/31/92         $11.38
        12/31/93         $11.84
        12/31/94         $10.62
        12/31/95         $11.61
        12/31/96         $11.44
        12/31/97         $11.69
        12/31/98         $11.73
        12/31/99         $10.81
        9/30/2000        $10.98



     Since the majority of investors using the Trust are pre-retirees or retirees, this action by the Trust of maintaining a stable share value is what we feel is in the best interest of all shareholders. We want you to know that when you need money from your investment in the Trust, it is THERE - at approximately the same value that it has been all along.

CONSISTENCY IN THE TAX-FREE RETURN PRODUCED BY THE TRUST

     When you look at the Trust in terms of income produced on a year-by-year basis, you will observe that we have tried to provide the maximum level of yearly TAX-FREE return as can be produced by a quality-oriented portfolio of municipal securities.

     As you are aware, this level of return will vary from year to year as interest rate changes by the Fed affect the overall marketplace. Nevertheless, there is a CONSISTENCY to the level of return that the Trust would like to provide for you and other shareholders.

     Although the income level received by shareholders will vary from year to year, it does have a CONSISTENCY to it. And, this is why shareholders buy and own the Trust - for that CONSISTENCY of TAX-FREE income.

     During recent years, the level of SPENDABLE TAX-FREE return provided to shareholders has ranged between 4.52% to 5.08% based upon an average share value of the Trust.

     As we have emphasized, shareholders of Hawaiian Tax-Free Trust should not buy or sell the Trust based upon capital appreciation, such as they would with an equity or stock fund.

     Rather, an analogy for a shareholder of Hawaiian Tax-Free Trust would be a person buying a dairy cow for the steady stream of milk it supplies, not for what it might be worth when he/she sells it.

     What the Trust is providing is a relatively steady stream of TAX-FREE income together with a relatively stable share value.

     Shareholders buy and hold their position in Hawaiian Tax-Free Trust for the longer term, not for a quick in and out. Therefore, shareholders do NOT and should NOT look upon the Trust for its total return - but, rather for the income stream it provides in the form of TAX-FREE dividends.

     Also, when you look at the level of TAX-FREE income provided by the Trust as of September 30, 2000 - 4.72% - and measure that against the taxable income required to provide the same amount of money in your pocket, here's what things look like.

            [Graphic of a bar chart with the following information:]

HAWAIIAN TAX-FREE TRUST'S DOUBLE TAX-FREE DISTRIBUTION RATE AS COMPARED TO
THE TAXABLE EQUIVALENT RATE AN INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX
BRACKETS
                                  RATE OF RETURN
               TAXABLE EQUIVALENT RATE       DOUBLE TAX-FREE DISTRIBUTION RATE

TAX BRACKET
    28%                 7.18%                             4.72%
    31%                 7.60%                             4.72%
    36%                 8.22%                             4.72%
    39.6%               8.74%                             4.72%




CONSISTENCY OF QUALITY OF INVESTMENTS

     Since  inception  of  the  Trust,   management  has   CONSISTENTLY   sought
high-quality investments for its shareholders.

     We don't like surprises. Nor, do shareholders like surprises. We believe the best way to avoid surprises is to stick with quality.

     The pie chart below gives you a breakdown of the quality of the individual securities of the Trust as at the Semi-Annual Report date of September 30, 2000.

            [Graphic of a pie chart with the following information:]

   PORTFOLIO DISTRIBUTION BY QUALITY
AAA%                               78.0%
AA%                                12.4%
A%                                  8.1%
Below A and not rated               1.5%

     As you will recall, the Trust's prospectus restricts its investments to only the top four quality securities - AAA, AA, A, Baa - although there are nine different grades of quality associated with municipal bond investing ranging from the highest to the lowest. We have always tried to make sure that shareholders know that, to the maximum extent possible, their invested money will be there when they need it. The best way we know to accomplish this objective is by sticking with quality.

     This is why we CONSISTENTLY seek to maintain most of the Trust's money in the upper quality securities - AAA AND AA. There was in excess of 90% of the Trust's portfolio in these two credit ratings as of the Trust's Semi-Annual Report date - September 30, 2000. As you will appreciate, the exact level of quality will vary from time to time based upon availability of securities in the marketplace to achieve the Trust's objective.

CONSISTENCY IN THE TYPE OF INVESTMENTS FOR THE TRUST

     Management of Hawaiian Tax-Free Trust has CONSISTENTLY embraced the idea that your investment should not only help shareholders financially, but also help your state and its communities. Thus, investments in the Trust are as diversified as possible. Diversification geographically and by type of project is another way of ensuring that your money is doing the best job possible for not only you, but also for your community and state.

            [Graphic of a pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MARKET SECTOR
 General Obligation              43.8%
 Housing                         13.5%
 Hospital                        10.8%
 Airport                          2.6%
 Harbor                           5.7%
 Electric                         6.0%
 Highway                          4.7%
 Water and Sewer                  4.3%
 Improvement District             1.4%
 Education                        2.0%
 Transportation                   2.0%
 Other                            3.2%



SUMMARY

     As we have tried to illustrate in this report to you, the essence of Hawaiian Tax-Free Trust is CONSISTENCY. This is what we feel that shareholders are primarily interested in. And, this is exactly what we are trying to provide to you and other shareholders.

CONSISTENCY OF APPRECIATION

     As always, we again wish to express our appreciation for the confidence you have shown by your investment in Hawaiian Tax-Free Trust. We can assure you that we will CONSISTENTLY do our best to merit your continued level of trust.

                                   Sincerely,


/s/  Diana P. Herrmann                              /s/  Lacy B. Herrmann
-----------------------                             ---------------------

Diana P. Herrmann                                   Lacy B. Herrmann
President                                           Chairman, Board of Trustees

                            HAWAIIAN TAX-FREE TRUST
                      STATEMENT OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

                                                                                         RATING
     FACE                                                                               MOODY'S/
    AMOUNT          HAWAII  (98.1%)                                                       S&P                    VALUE
                    Board of Regents, University of Hawaii University                   Aaa/AAA
                        System Revenue Bonds, Series G, AMBAC Insured,
$  2,910,000                    5.650%, 10/01/12                                                             $   2,964,563
   4,290,000                    5.700%, 10/01/17                                                                 4,316,812
                    Board of Regents, University of Hawaii University                   Aaa/AAA
                        System Revenue Bonds, Series I, FGIC Insured,
   1,110,000                    5.300%, 10/01/08                                                                 1,139,138
   2,825,000                    5.500%, 10/01/18                                                                 2,807,344
                    Board of Water Supply City and County of Honolulu,Aaa/AAA
                        Hawaii Water System Revenue Bonds, Series 1996
                        MBIA Insured,
   1,090,000                    5.400%, 07/01/09                                                                 1,128,150
   1,750,000                    5.800%, 07/01/16                                                                 1,791,562
   1,500,000                    5.800%, 07/01/21                                                                 1,516,875
                    City and County of Honolulu, Hawaii General                         Aaa/AAA
                        Obligation Bonds, Series A FGIC/MBIA Insured+,
   5,385,000                    7.300%, 07/01/03                                                                 5,761,950
   2,895,000                    7.350%, 07/01/05                                                                 3,227,925
   4,790,000                    7.350%, 07/01/06                                                                 5,424,675
   9,970,000                    7.350%, 07/01/07                                                                11,453,038
   3,600,000                    7.350%, 07/01/08                                                                 4,189,500
     860,000                    6.000%, 11/01/09+                                                                  932,025
   1,355,000                    6.000%, 11/01/09+                                                                1,468,481
   1,090,000                    6.000%, 11/01/10+                                                                1,178,562
     410,000                    6.000%, 11/01/10+                                                                  445,363
   1,715,000                    6.000%, 01/01/11                                                                 1,841,481
   4,110,000                    6.000%, 01/01/11                                                                 4,433,662
       5,000                    5.750%, 04/01/11                                                                     5,281
   3,995,000                    5.750%, 04/01/11                                                                 4,234,700
     920,000                    6.000%, 01/01/12                                                                   989,000
   1,580,000                    6.000%, 01/01/12                                                                 1,694,550
   3,025,000                    5.750%, 04/01/13                                                                 3,164,906
     775,000                    5.750%, 04/01/13                                                                   812,781
     440,000                    5.625%, 09/01/14                                                                   468,050
   2,280,000                    5.000%, 11/01/15+                                                                2,180,250



                    City and County of Honolulu, Hawaii General                         Aaa/AAA
                        Obligation Bonds, Series B FGIC Insured,
$  1,245,000                    5.000%, 11/01/17                                                             $   1,274,569
   2,490,000                    5.500%, 10/01/11                                                                 2,592,712
   7,310,000                    5.500%, 10/01/11                                                                 7,574,988
     930,000                    5.000%, 11/01/13                                                                   909,075
   1,060,000                    5.000%, 11/01/14                                                                 1,024,225
     530,000                    5.000%, 11/01/16                                                                   502,175
   1,400,000                    5.000%, 11/01/17                                                                 1,316,000
   4,490,000                    5.000%, 07/01/19                                                                 4,119,575
   1,395,000                    5.000%, 07/01/20                                                                 1,272,937
                    City and County of Honolulu, Hawaii General                         Aaa/AAA
                        Obligation Bonds, Series A,
     400,000                    5.550%, 01/01/17                                                                   400,000
     500,000                    5.550%, 01/01/18                                                                   500,000
                    City and County of Honolulu, Hawaii General                         Aaa/AAA
                        Obligation Bonds, Series C FGIC Insured,
   2,510,000                    5.000%, 07/01/18                                                                 2,321,750
                    City and County of Honolulu, Hawaii General                         Aaa/AAA
                        Obligation Bonds, Series C,
   2,750,000                    5.125%, 07/01/14                                                                 2,691,563
                    City and County of Honolulu, Hawaii General                         Aa3/AA-
                        Obligation Bonds, Series B,
   1,500,000                    5.000%, 10/01/03                                                                 1,518,750
   2,595,000                    5.125%, 07/01/15                                                                 2,513,906
                    City and County of Honolulu Hawaii General                          Aaa/AAA
                        Obligation Bonds, Refunding and Improvement,
                        Series 1993B Fixed Rate Bonds, FGIC Insured,
   1,050,000                    6.000%, 12/01/15                                                                 1,119,563
                    City and County of Honolulu, Hawaii General                         Aaa/AAA
                        Obligation Water Bonds Series 1992, MBIA Insured,
   1,125,000                    6.000%, 12/01/12                                                                 1,212,187




                    City and County of Honolulu Improvement District                    NR/NR*
                        No. 261 (Halawa Business Park), Improvement
                        District Bonds,
$    365,000                    6.700%, 10/15/04                                                             $     386,444
     355,000                    6.800%, 10/15/05                                                                   381,625
     290,000                    6.900%, 10/15/06                                                                   313,562
                    City and County of Honolulu Mortgage Revenue                        Aaa/AAA
                        Refunding - FHA District No. 221 Bonds,
                        MBIA/FHA Insured,
   2,845,000                    7.800%, 07/01/24                                                                 2,926,794
                    City and County of Honolulu Wastewater Systems                      Aaa/AAA
                        Revenue Bonds Second Bond Resolution - Junior
                        Series FGIC Insured,
   1,395,000                    5.000%, 07/01/12                                                                 1,377,562
   6,055,000                    5.000%, 07/01/23                                                                 5,441,931
                    Kauai County General Obligation Escrowed to                         A2/NR
                        Maturity Bonds,
     615,000                    9.000%, 08/01/04                                                                   705,713
     665,000                    9.000%, 08/01/05                                                                   784,700
                    Kauai County General Obligation Bonds Series A,                     Aaa/AAA
                        FGIC Insured,
   1,000,000                    6.125%, 08/01/13                                                                 1,067,500
   1,010,000                    6.250%, 08/01/14                                                                 1,079,437
   1,000,000                    6.250%, 08/01/15                                                                 1,067,500
   1,000,000                    6.250%, 08/01/13                                                                 1,062,500
   1,275,000                    6.250%, 08/01/17                                                                 1,353,094
                    County of Kauai, State of Hawaii General Obligation                 Aaa/AAA
                        Refunding Bonds, 1992 Series A, B & C,
                        AMBAC Insured,
     930,000                    5.250%, 08/01/01                                                                   936,966
     330,000                    5.450%, 08/01/03                                                                   337,837
   1,030,000                    5.450%, 08/01/03                                                                 1,054,463
     435,000                    5.900%, 08/01/08                                                                   465,994
   1,355,000                    5.900%, 08/01/08                                                                 1,451,544
   1,300,000                    5.950%, 08/01/10                                                                 1,399,125




                    County of Kauai, State of Hawaii General Obligation                 Aaa/AAA
                        Refunding Bonds, Series 1994A & 1994B,
                        MBIA Insured,
$    365,000                    5.200%, 02/01/02                                                             $     368,650
     460,000                    5.300%, 02/01/03                                                                   467,475
     190,000                    5.300%, 02/01/03                                                                   193,087
     185,000                    5.400%, 02/01/04                                                                   189,625
     215,000                    5.500%, 02/01/05                                                                   222,256
     215,000                    5.600%, 02/01/06                                                                   224,138
   1,010,000                    5.700%, 02/01/07                                                                 1,055,450
                    County of Maui, Hawaii General Obligation Refunding Aaa/AAA
                        Bonds Series A, MBIA Insured,
   1,075,000                    6.000%, 06/01/15                                                                 1,116,656
                    County of Maui, Hawaii General Obligation Refunding                 Aaa/AAA
                        Bonds 1995, FGIC Insured,
     930,000                    5.050%, 06/01/08                                                                   941,625
     980,000                    5.050%, 06/01/09                                                                   989,800
   1,040,000                    5.150%, 06/01/10                                                                 1,049,100
   1,100,000                    5.200%, 06/01/11                                                                 1,106,875
   1,160,000                    5.200%, 06/01/12                                                                 1,162,900
   1,230,000                    5.200%, 06/01/13                                                                 1,225,388
   1,300,000                    5.250%, 06/01/14                                                                 1,288,625
   1,380,000                    5.250%, 06/01/15                                                                 1,355,850
                    County of Maui, Hawaii General Obligation Refunding                 Aaa/AAA
                        Bonds 1993 Series B, 1993 Series C, 1993, Series D,
                        1993 Series E, FGIC Insured,
   1,815,000                    5.000%, 09/01/07                                                                 1,835,419
   2,125,000                    5.000%, 09/01/08                                                                 2,143,594
   1,000,000                    5.000%, 09/01/09                                                                 1,006,250
   1,000,000                    5.000%, 09/01/10                                                                 1,001,250
   3,000,000                    5.125%, 12/15/11                                                                 3,007,500
   1,045,000                    5.125%, 12/15/13                                                                 1,033,244




                    County of Maui, Hawaii General Obligation 1997                      Aaa/AAA
                        Series A, FGIC Insured,
$  1,130,000                    5.250%, 09/01/13                                                             $   1,131,412
   1,265,000                    5.250%, 09/01/15                                                                 1,241,281
   1,335,000                    5.250%, 09/01/16                                                                 1,301,625
                    County of Maui, Hawaii General Obligation 1998                      Aaa/AAA
                        Series A, FGIC Insured,
   1,200,000                    5.125%, 03/01/14                                                                 1,176,000
   1,050,000                    5.125%, 03/01/16                                                                 1,010,625
   2,590,000                    5.250%, 03/01/18                                                                 2,496,113
                    Maui County Water System Revenue Pre-Refunded                       Aaa/AAA
                        Bonds, FGIC Insured,
   1,300,000                    6.300%, 12/01/04                                                                 1,340,625
   1,390,000                    6.400%, 12/01/05                                                                 1,435,175
   1,280,000                    6.500%, 12/01/06                                                                 1,323,200
   1,250,000                    6.600%, 12/01/07                                                                 1,292,187
   1,500,000                    6.650%, 12/01/08                                                                 1,552,500
   1,470,000                    6.650%, 12/01/09                                                                 1,521,450
   1,860,000                    6.700%, 12/01/10                                                                 1,925,100
   1,560,000                    6.700%, 12/01/11                                                                 1,614,600
                    Department of Budget and Finance of the State of                    NR/A+
                        Hawaii Special Purpose Revenue Bonds (Citizens
                        Utilities Company Project),
   3,400,000                    6.900%, 11/01/15                                                                 3,451,000
   2,500,000                    6.600%, 07/01/22                                                                 2,568,750
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (Lutheran
                        Good Samaritan Society Project), AMBAC Insured,
   1,525,000                    4.700%, 11/01/06                                                                 1,519,281
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (Hawaiian
                        Electric Company, Inc. Series A), MBIA Insured,
   4,000,000                    4.950%, 04/01/12                                                                 3,930,000
   5,500,000                    5.650%, 10/01/27                                                                 5,321,250



                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (Hawaiian
                        Electric Company, Inc. Series A), AMBAC Insured,
$  2,965,000                    5.500%, 12/01/14                                                             $   2,990,944
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (Hawaiian
                        Electric Company, Inc. Series D), AMBAC Insured,
   2,500,000                    6.150%, 01/01/20                                                                 2,581,250
                    Department of Budget and Finance of the State of                    A1/A+
                        Hawaii Special Purpose Revenue Bonds (The Queens
                        Health System, Series A), SPA-Morgan Guaranty Trust,
   1,600,000                    5.550%, 07/01/26                                                                 1,600,000
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (The Queens
                        Health System, Series B), MBIA Insured,
   8,000,000                    5.250%, 07/01/23                                                                 7,360,000
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (The
                        Evangelical Lutheran Good Samaritan Society),
                        Refunding Series 1993, AMBAC Insured,
     700,000                    7.600%, 07/01/10                                                                   699,181
     730,000                    4.500%, 11/01/02                                                                   729,087
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (Hawaiian
                        Electric Co., Inc., and Subsidiaries Projects), AMT -
                        Series 1995A, MBIA Insured,
  13,000,000                    6.600%, 01/01/25                                                                13,650,000
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue (Kapiolani Health
                        Care System) Series 1993, MBIA Insured,
   1,000,000                    6.300%, 07/01/08                                                                 1,052,500
   6,000,000                    6.400%, 07/01/13                                                                 6,270,000
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue (Kapiolani Health
                        Care System) Series 1996, MBIA Insured,
   1,000,000                    6.000%, 07/01/11                                                                 1,060,000
   1,000,000                    6.200%, 07/01/16                                                                 1,048,750
   1,000,000                    6.250%, 07/01/21                                                                 1,038,750



                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Pre-Refunded
                        Bonds - Kapiolani Health Care System (Pali Momi
                        Medical Center Project), Series 1991,
$  5,000,000                    7.650%, 07/01/19                                                             $   5,215,500
                    Department of Budget and Finance of the State of                    A1/A+
                        Hawaii Special Purpose Revenue Bonds (The
                        Queen's Health System), Series A,
   5,000,000                    6.050%, 07/01/16                                                                 5,031,250
   8,625,000                    6.000%, 07/01/20                                                                 8,592,656
   3,500,000                    5.750%, 07/01/26                                                                 3,311,875
                    Department of Budget and Finance of the State of                    Aaa/AAA
                        Hawaii Special Purpose Revenue Bonds (St. Francis
                        Medical Centers), Refunding Series 1992, FSA Insured,
  20,000,000                    6.500%, 07/01/22                                                                20,525,000
                    Department of Hawaiian Home Lands (State of Hawaii)                 NR/NR*
                        Revenue Bonds, Series 1991,
     800,000                    7.100%, 07/01/01                                                                   813,440
     855,000                    7.200%, 07/01/02                                                                   888,439
     915,000                    7.300%, 07/01/03                                                                   951,444
     985,000                    7.400%, 07/01/04                                                                 1,024,942
   1,055,000                    7.500%, 07/01/05                                                                 1,098,540
   1,135,000                    7.550%, 07/01/06                                                                 1,182,250
   1,225,000                    7.600%, 07/01/07                                                                 1,276,438
   1,415,000                    7.650%, 07/01/09                                                                 1,474,925
   1,520,000                    7.650%, 07/01/10                                                                 1,584,372
   1,640,000                    7.650%, 07/01/11                                                                 1,709,454
                    Department of Hawaiian Home Lands (State of Hawaii)                 A3/NR
                        Revenue Bonds, Series 1999,
   1,310,000                    4.150%, 07/01/08                                                                 1,203,563
   1,525,000                    4.350%, 07/01/10                                                                 1,383,937
   1,245,000                    4.450%, 07/01/11                                                                 1,123,613
                    Department of Transportation of the State of Hawaii                 NR/A-
                        Special Facility Revenue Bonds (Matson Terminals,
                        Inc.), Refunding Series 1993,
  11,875,000                    5.750%, 03/01/13                                                                11,652,344




                    Housing Finance and Development Corporation (State                  Aaa/AAA
                        of Hawaii) University of Hawaii Faculty Housing
                        Project, AMBAC Insured,
$  2,125,000                    5.650%, 10/01/16                                                             $   2,146,250
   4,000,000                    5.700%, 10/01/25                                                                 3,990,000
                    Housing Finance and Development Corporation (StateA1/NR
                        of Hawaii) Rental Housing System Revenue Bonds
                        of 1993 Series A,
   2,000,000                    5.600%, 07/01/12                                                                 2,010,000
   3,000,000                    5.700%, 07/01/18                                                                 2,947,500
                    Housing Finance and Development Corporation (State                  Aa3/NR
                        of Hawaii) Rental Housing System Revenue
                        Bonds of 1989 Series A,
     600,000                    5.550%, 07/01/24                                                                   600,000
   1,000,000                    5.600%, 07/01/27                                                                 1,000,000
                    Housing Finance and Development Corporation (StateAaa/AAA
                        of Hawaii) Single Family Mortgage Purchase
                        Revenue Bonds, Series B
   4,400,000                    7.000%, 07/01/31                                                                 4,535,916
                    Housing Finance and Development Corporation (StateAaa/AA
                        of Hawaii) Single Family Mortgage Purchase
                        Revenue Bonds, AMT - Series A
   8,230,000                    6.000%, 07/01/26                                                                 8,240,287
                    Housing Finance and Development Corporation (State                  Aaa/AAA
                        of Hawaii) Single Family Mortgage Purchase Revenue
                        Bonds of 1994, Series A & B, FNMA Insured,
   2,500,000                    5.700%, 07/01/13                                                                 2,550,000
  16,750,000                    5.850%, 07/01/17                                                                16,938,438
                    Housing Finance and Development Corporation (State                  Aaa/AAA
                        of Hawaii) Single Family Mortgage Purchase Revenue
                        Bonds of 1997, AMT - Series A, FNMA Insured,
  19,725,000                    5.750%, 07/01/30                                                                19,059,281
                    Housing Finance and Development Corporation (State                  Aaa/AAA
                        of Hawaii) Single Family Mortgage Purchase Revenue
                        Bonds of 1997, Series B, FNMA Insured,
   9,350,000                    5.450%, 07/01/17                                                                 9,139,625



                    Housing Finance and Development Corporation (State                  Aaa/AAA
                        of Hawaii) Single Family Mortgage Purchase Revenue
                        Bonds of 1998, Series B, FNMA Insured,
$  6,800,000                    5.300%, 07/01/28                                                             $   6,375,000
                    Housing Finance and Development Corporation (State                  Aaa/AAA
                        of Hawaii) Single Family Mortgage Purchase Revenue
                        Bonds of 1998, AMT - Series A,FNMA Insured,
   2,000,000                    5.400%, 07/01/30                                                                 1,830,000
                    County of Hawaii, Hawaii General Obligation Bonds                   Aaa/AAA
                        Refunding and Improvement Series 1993A,
                        FGIC Insured,
   1,700,000                    5.450%, 05/01/07                                                                 1,768,000
   3,170,000                    5.500%, 05/01/08                                                                 3,308,688
   2,500,000                    5.550%, 05/01/09                                                                 2,621,875
   4,905,000                    5.600%, 05/01/11                                                                 5,119,594
   1,000,000                    5.600%, 05/01/12                                                                 1,040,000
   1,000,000                    5.600%, 05/01/13                                                                 1,032,500
                    County of Hawaii, Hawaii Public Improvement Bonds                   Aaa/AAA
                        of 1996 Series A FGIC Insured,
   1,440,000                    4.500%, 02/01/05                                                                 1,432,800
   1,900,000                    5.000%, 02/01/11                                                                 1,890,500
   1,970,000                    5.100%, 02/01/12                                                                 1,962,612
   2,205,000                    5.200%, 02/01/14                                                                 2,174,681
   2,440,000                    5.200%, 02/01/16                                                                 2,366,800
                    County of Hawaii, General Obligation Bonds - 1999,                  Aaa/AAA
                        Series A FSA Insured,
   1,000,000                    5.400%, 05/15/15                                                                   998,750
   1,470,000                    5.625%, 05/15/18                                                                 1,477,350
                    Hawaii Community Development Authority                              NR/NR*
                        Improvement District Bonds (Kakaako Community
                        Development District Improvement District 3),
     825,000                    7.300%, 07/01/04                                                                   854,238
   1,450,000                    7.400%, 07/01/10                                                                 1,501,548




                    Hawaii Community Development Authority                              NR/NR*
                        Improvement District Refunding Bonds (Kakaako
                        Community Development District Improvement
                        District 1),
$    255,000                    5.000%, 07/01/01                                                             $    255,054
     270,000                    5.100%, 07/01/02                                                                  270,337
     280,000                    5.200%, 07/01/03                                                                  280,350
     300,000                    5.300%, 07/01/04                                                                  301,125
     230,000                    5.400%, 07/01/05                                                                  231,438
                    Hawaii Community Development Authority                              NR/NR*
                        Improvement District Refunding Bonds (Kakaako
                        Community Development District Improvement
                        District 2),
     345,000                    5.000%, 07/01/01                                                                   345,072
     355,000                    5.100%, 07/01/02                                                                   355,444
     375,000                    5.200%, 07/01/03                                                                   375,469
     395,000                    5.300%, 07/01/04                                                                   396,481
     420,000                    5.400%, 07/01/05                                                                   422,625
     435,000                    5.500%, 07/01/06                                                                   439,350
     465,000                    5.600%, 07/01/07                                                                   470,812
     380,000                    5.700%, 07/01/08                                                                   385,225
                    State of Hawaii Airport System Revenue Bonds,                       Aaa/AAA
                        MBIA/FGIC Insured +AMT,
   6,455,000                    6.900%, 07/01/12                                                                 7,350,631
   3,000,000                    7.000%, 07/01/18+                                                                3,096,000
   4,025,000                    7.000%, 07/01/18                                                                 4,153,800
     185,000                    6.750%, 07/01/21                                                                   191,566
     815,000                    6.750%, 07/01/21                                                                   836,850
                    State of Hawaii General Obligation Bonds, FGIC Insured,             Aaa/AAA
   2,000,000                    5.750%, 01/01/11                                                                 2,110,000
   3,700,000                    6.000%, 10/01/11                                                                 3,991,375
   3,500,000                    6.000%, 10/01/12                                                                 3,766,875




                    State of Hawaii General Obligation Bonds of 1997,                   Aaa/AAA
                        Series CP, FGIG Insured,
$  4,195,000                    5.000%, 10/01/14                                                             $   4,053,419
   5,000,000                    5.000%, 10/01/15                                                                 4,756,250
   7,195,000                    5.000%, 10/01/17                                                                 6,763,300
                    State of Hawaii General Obligation Bonds of 1998,                   Aaa/AAA
                        Series CR, MBIA Insured,
   5,000,000                    5.000%, 04/01/16                                                                 4,743,750
                    State of Hawaii General Obligation Bonds of 1998,                   Aaa/AAA
                        Series CS, MBIA Insured,
   5,000,000                    5.000%, 04/01/09                                                                 5,050,000
                    State of Hawaii General Obligation Bonds of 1998,                   A1/A+
                        Series CK,
   2,000,000                    6.000%, 09/01/03                                                                 2,072,500
                    State of Hawaii General Obligation Bonds of 1996,                   Aaa/AAA
                        Series CM, FGIC Insured,
   3,000,000                    6.500%, 12/01/15                                                                 3,352,500
                    State of Hawaii General Obligation Bonds of 1997,                   Aaa/AAA
                        Series CN, FGIC Insured,
   3,000,000                    5.500%, 03/01/14                                                                 3,022,500
   4,000,000                    5.250%, 03/01/10                                                                 4,080,000
   1,000,000                    5.250%, 03/01/13                                                                 1,000,000
   6,950,000                    5.250%, 03/01/15                                                                 6,828,375
   2,000,000                    5.500%, 03/01/16                                                                 2,115,000
   1,000,000                    5.250%, 03/01/17                                                                   967,500
                    State of Hawaii General Obligation Bonds of 1998,                   Aaa/AAA
                        Series CR, MBIA Insured,
  16,000,000                    5.000%, 04/01/17                                                                15,060,000
                    State of Hawaii General Obligation Bonds of 1998,                   Aaa/AAA
                        Series CR,
   1,000,000                    5.250%, 04/01/13                                                                 1,001,250
                    State of Hawaii General Obligation Refunding Bonds                  Aaa/AAA
                        of 1993, Series CH, FGIC Insured,
   5,000,000                    6.000%, 11/01/07                                                                 5,375,000
   3,390,000                    6.000%, 11/01/08                                                                 3,661,200




                    State of Hawaii General Obligation Refunding Bonds                  Aaa/AAA
                        of 1993, Series CH, FGIC Insured,
$  2,305,000                    6.000%, 03/01/11                                                             $   2,477,875
                    State of Hawaii General Obligation Refunding BondsA1/A+
                        of 1993, Series CH,
   1,000,000                    4.750%, 11/01/11                                                                   970,000
                    State of Hawaii Harbor Capital Improvements                         Aaa/AAA
                        Revenue Bonds, MBIA Insured,
   2,205,000                    6.200%, 07/01/08                                                                 2,295,956
   3,850,000                    5.750%, 07/01/17                                                                 3,878,875
                    State of Hawaii Harbor Revenue Bonds, AMT - Series                  Aaa/AAA
                        1992, FGIC Insured,
   3,850,000                    6.500%, 07/01/19                                                                 3,970,313
                    State of Hawaii Harbor Revenue Bonds, Refunding                     Aaa/AAA
                        Series 1993, FGIC Insured,
   1,260,000                    6.050%, 07/01/04                                                                 1,323,000
   1,225,000                    6.150%, 07/01/05                                                                 1,293,906
                    State of Hawaii Harbor Revenue Bonds, AMT - Series                  Aaa/AAA
                        of 1994, FGIC Insured,
   1,000,000                    6.250%, 07/01/09                                                                 1,058,750
   1,000,000                    6.250%, 07/01/10                                                                 1,055,000
   3,725,000                    6.250%, 07/01/15                                                                 3,860,031
  10,180,000                    6.375%, 07/01/24                                                                10,485,400
                    State of Hawaii Highway Revenue Bonds Series 1993,                  Aaa/AAA
                        FGIC Insured,
   2,000,000                    4.875%, 07/01/07                                                                 2,010,000
   3,900,000                    5.000%, 07/01/08                                                                 3,934,125
   2,255,000                    5.000%, 07/01/09                                                                 2,269,094
   4,575,000                    5.000%, 07/01/10                                                                 4,580,719
   2,220,000                    5.000%, 07/01/11                                                                 2,208,900
   3,850,000                    5.000%, 07/01/12                                                                 3,801,875
   2,750,000                    5.000%, 07/01/13                                                                 2,688,125



                    State of Hawaii Highway Revenue Bonds Series 1996,                  Aaa/AAA
                        FGIC Insured,
$  3,705,000                    5.600%, 07/01/13                                                             $   3,788,363
   2,000,000                    5.250%, 07/01/16                                                                 1,950,000
                    State of Hawaii Highway Revenue Bonds AMT -                         Aaa/AAA
                        Series A, FSA Insured,
   2,000,000                    5.750%, 07/01/17                                                                 2,020,000
   1,500,000                    5.900%, 07/01/21                                                                 1,520,625
                                Total Hawaii                                                                   574,571,853

                    GUAM (0.3%)
                    Government of Guam Ltd. Water System Revenue                        Aaa/AAA
                        Bonds, FSA Insured,
   1,500,000                    7.000%, 07/01/09                                                                 1,539,810
                                Total Guam                                                                       1,539,810

                    Total Investments (cost $567,048,686**)                              98.4%               $ 576,111,663
                    Other assets in excess of liablilities                                1.6%                   9,563,975
                    Net Assets                                                          100.0%               $ 585,675,638

                    * Any security not rated has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                    **  Cost for Federal tax purposes is identical.


                  PORTFOLIO ABBREVIATIONS:
                  AMBAC    American Municipal Bond Assurance Corp.
                  FSA      Financial Securities Assurance Co.
                  FGIC     Financial Guaranty Insurance Co.
                  FHA      Federal Housing Administration
                  FNMA     Federal National Mortgage Association
                  MBIA     Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2000 (UNAUDITED)

ASSETS
    Investments at value (cost $567,048,686)                                                                 $ 576,111,663
    Cash                                                                                                         1,239,267
    Interest receivable                                                                                          9,562,116
    Receivable for Trust shares sold                                                                               201,163
    Other assets                                                                                                     6,333
    Total assets                                                                                               587,120,542

LIABILITIES
    Dividends payable                                                                                              404,137
    Payable for Trust shares redeemed                                                                              439,799
    Distribution fees payable                                                                                      320,332
    Adviser and Administrator fees payable                                                                         193,734
    Accrued expenses                                                                                                86,902
    Total liabilities                                                                                            1,444,904

NET ASSETS                                                                                                   $ 585,675,638

    Net Assets consist of:
    Capital Stock, no par value, authorized an unlimited number of shares                                    $ 582,360,184
    Net unrealized appreciation on investments                                                                   9,062,977
    Accumulated net realized loss on investments                                                                (5,747,523)
                                                                                                             $ 585,675,638

CLASS A
    Net Assets                                                                                               $ 568,611,522
    Capital shares outstanding                                                                                  51,807,299
    Net asset value and redemption price per share                                                           $       10.98
    Offering price per share (100/96 of $10.98 adjusted to nearest cent)                                     $       11.44

CLASS C
    Net Assets                                                                                               $  13,190,354
    Capital shares outstanding                                                                                   1,202,495
    Net asset value and offering price per share                                                             $       10.97
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower,
        if redeemed during the first 12 months after purchase)                                               $       10.97*

CLASS Y
    Net Assets                                                                                               $   3,873,762
    Capital shares outstanding                                                                                     352,461
    Net asset value, offering and redemption price per share                                                 $       10.99

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                            STATEMENT OF OPERATIONS
            FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

INVESTMENT INCOME:

    Interest income                                                                                           $ 16,769,300

Expenses:

    Investment Adviser fees (note 3)                                            $    409,244
    Administrator fees (note 3)                                                      760,029
    Distribution and service fees (note 3)                                           630,754
    Transfer and shareholder servicing agent fees                                    146,000
    Trustees' fees and expenses                                                       86,000
    Legal fees                                                                        48,000
    Shareholders' reports and proxy statements                                        38,000
    Custodian fees                                                                    26,000
    Audit and accounting fees                                                         11,000
    Insurance                                                                         11,000
    Registration fees and dues                                                        10,000
    Miscellaneous                                                                     18,248
                                                                                   2,194,275

    Expenses paid indirectly (note 7)                                                (47,000)
        Net expenses                                                                                             2,147,275
        Net investment income                                                                                   14,622,025

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

    Net realized loss from securities transactions                                (2,271,673)
    Change in unrealized appreciation on investments                               4,431,212

    Net realized and unrealized gain on investments                                                              2,159,539
    Net increase in net assets resulting from operations                                                      $ 16,781,564


                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)


                                                                              SIX MONTHS ENDED                 YEAR ENDED
                                                                             SEPTEMBER 30, 2000              MARCH 31, 2000
OPERATIONS:
    Net investment income                                                       $   14,622,025                $ 30,824,060
    Net realized loss from securities transactions                                  (2,271,673)                 (3,474,381)
    Change in unrealized appreciation on investments                                 4,431,212                 (33,467,709)
        Change in net assets resulting from operations                              16,781,564                  (6,118,030)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                          (14,274,237)                (30,170,057)
    Net realized gain on investments                                                         -                  (3,502,240)

    Class C Shares:
    Net investment income                                                             (259,548)                   (503,244)
    Net realized gain on investments                                                         -                     (70,285)

    Class Y Shares:
    Net investment income                                                              (85,239)                   (150,344)
    Net realized gain on investments                                                         -                     (21,816)
        Change in net assets from distributions                                    (14,619,024)                (34,417,986)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                                       19,495,735                  45,576,123
    Reinvested dividends and distributions                                           8,002,423                  18,757,851
    Cost of shares redeemed                                                        (33,211,654)                (88,026,123)
    Change in net assets from capital share transactions                            (5,713,496)                (23,692,149)
        Change in net assets                                                        (3,550,956)                (64,228,165)

NET ASSETS:
    Beginning of period                                                            589,226,594                 653,454,759

    End of period                                                               $  585,675,638                $589,226,594

                See accompanying notes to financial statements.

                            HAWAIIAN TAX-FREE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  ORGANIZATION

     Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 2000, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     Management affairs of the Trust are conducted through two separate management arrangements.

     Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% of the net assets of the Trust.

     The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26 of 1% of the net assets of the Trust.


     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2000.

     For the six months ended September 30, 2000, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $409,244 and $760,029, respectively.

b)  DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2000, service fees on Class A Shares amounted to $569,015, of which the Distributor received $30,544.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2000, amounted to $46,304. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2000, amounted to $15,435. The total of these payments made with respect to Class C Shares amounted to $61,739, of which the Distributor received $26,779.


     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 2000, total commissions on sales of Class A Shares amounted to $354,769, of which the Distributor received $49,242.

4.  PURCHASES AND SALES OF SECURITIES

     During the six months ended September 30, 2000, purchases of securities and proceeds from the sales of securities aggregated $34,866,022 and $33,059,416, respectively.

     At September 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $15,249,737 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $6,186,760 for a net unrealized appreciation of $9,062,977.

5.  PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6.  DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     At March 31, 2000 Hawaiian Tax-Free Trust had a capital loss carryover of approximately $111,200 which expires on March 31, 2008. This amount is available to offset future net gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gain so offset will not be distributed.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.


7.  EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                 SIX MONTHS ENDED                              YEAR ENDED
                                                SEPTEMBER 30, 2000                           MARCH 31, 2000
                                            SHARES                AMOUNT               SHARES                AMOUNT
CLASS A SHARES:
    Proceeds from shares sold              1,474,942          $  16,010,920           3,333,838           $  37,252,026
    Reinvested distributions                 718,632              7,825,840           1,661,522              18,368,221
    Cost of shares redeemed               (2,928,268)           (31,887,067)         (7,378,408)            (81,647,430)
        Net change                          (734,694)            (8,050,307)         (2,383,048)            (26,027,183)

CLASS C SHARES:
    Proceeds from shares sold                226,815              2,462,527             401,429               4,566,435
    Reinvested distributions                  11,537                125,630              23,149                 255,368
    Cost of shares redeemed                 (110,760)            (1,198,034)           (271,263)             (3,027,928)
        Net change                           127,592              1,390,123             153,315               1,793,875

CLASS Y SHARES:
    Proceeds from shares sold                 93,283              1,022,288             341,620               3,757,662
    Reinvested distributions                   4,676                 50,953              12,082                 134,262
    Cost of shares redeemed                  (11,726)              (126,553)           (309,216)             (3,350,765)
        Net change                            86,233                946,688              44,486                 541,159
Total transactions in Trust
    shares                                  (520,869)         $  (5,713,496)         (2,185,247)          $ (23,692,149)


                            HAWAIIAN TAX-FREE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS                                 CLASS A
                                                       ENDED                              YEAR ENDED MARCH 31,
                                                      9/30/00        2000          1999          1998          1997          1996
Net Asset Value, Beginning of Period                  $10.94        $11.65        $11.67        $11.23        $11.31        $11.13

Income from Investment Operations:
    Net investment income                              0.27          0.56          0.56          0.57          0.59          0.61
    Net gain (loss) on securities (both
        realized and unrealized)                       0.04         (0.65)         0.03          0.46         (0.08)         0.18

    Total from Investment Operations                   0.31         (0.09)         0.59          1.03          0.51          0.79

Less Distributions (note 6):
    Dividends from net investment income              (0.27)        (0.55)        (0.57)        (0.54)        (0.58)        (0.61)
    Distributions from capital gains                    -           (0.07)        (0.04)        (0.05)        (0.01)          -
    Total Distributions                               (0.27)        (0.62)        (0.61)        (0.59)        (0.59)        (0.61)

Net Asset Value, End of Period                        $10.98        $10.94        $11.65        $11.67        $11.23        $11.31

Total Return (not reflecting sales charge)(%)          2.92+        (0.64)         5.17          9.37          4.67          7.16

Ratios/Supplemental Data
    Net Assets, End of Period ($ millions)             569           575           640           648           641           660
    Ratio of Expenses to
        Average Net Assets (%)                         0.73*         0.73          0.74          0.73          0.75          0.73
    Ratio of Net Investment Income to
        Average Net Assets (%)                         5.00*         4.99          4.76          4.96          5.11          5.31
    Portfolio Turnover Rate (%)                        6+            4             14            9             9             28

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to
        Average Net Assets (%)                         0.72*         0.71          0.70          0.72          0.73          0.72

+    Not annualized.
*    Annualized.

                            HAWAIIAN TAX-FREE TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                CLASS C                                    CLASS Y
                                               SIX MONTHS                                 SIX MONTHS
                                                 ENDED       YEAR ENDED DECEMBER 31,        ENDED       YEAR ENDED DECEMBER 31,
                                                9/30/00   2000    1999    1998    1997     9/30/00  2000     1999    1998     1997
Net Asset Value, Beginning of Period             $10.93   $11.65  $11.66  $11.23  $11.31   $10.95   $11.67   $11.68  $11.24   $11.31

Income from Investment Operations:
   Net investment income                          0.23     0.47    0.46    0.48    0.46     0.28     0.58     0.59    0.67     0.74
   Net gain (loss) on securities
      (both realized and unrealized)              0.04    (0.66)   0.05    0.45   (0.08)    0.04    (0.66)    0.03    0.45    (0.07)

   Total from Investment Operations               0.27    (0.19)   0.51    0.93    0.38     0.32    (0.08)    0.62    1.12     0.67

Less Distributions (note 6):
   Dividends from net investment income          (0.23)   (0.46)  (0.48)  (0.45)  (0.45)   (0.28)   (0.57)   (0.59)  (0.63)   (0.73)
   Distributions from capital gains                -      (0.07)  (0.04)  (0.05)  (0.01)     -      (0.07)   (0.04)  (0.05)   (0.01)

   Total Distributions                           (0.23)   (0.53)  (0.52)  (0.50)  (0.46)   (0.28)   (0.64)   (0.63)  (0.68)   (0.74)

Net Asset Value, End of Period                   $10.97   $10.93  $11.65  $11.66  $11.23   $10.99   $10.95   $11.67  $11.68   $11.24

Total Return (not reflecting sales charge) (%)    2.51+   (1.53)   4.45    8.40    3.41     3.01+   (0.56)    5.45    10.24    6.14

Ratios/Supplemental Data
   Net Assets, End of Period
      ($ millions)                                13.1     11.7    10.7    7.2     5.4      3.9      2.9      2.6     1.3      0.001
   Ratio of Expenses to Average
      Net Assets (%)                              1.53*    1.53    1.53    1.52    1.53     0.54*    0.53     0.54    0.52     0.55
   Ratio of Net Investment Income to
      Average Net Assets (%)                      4.19*    4.18    3.95    4.11    4.04     5.20*    5.15     4.96    5.02     4.90
   Portfolio Turnover Rate (%)                    6+       4       14      9       9        6+       4        14      9        9

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of Expenses to
      Average Net Assets (%)                      1.52*    1.51    1.49    1.51    1.51     0.52*    0.51     0.49    0.51     0.53

+    Not annualized.
*    Annualized.

                See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on September 15, 2000. The holders of shares representing 63% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees.

            Number of Votes:

            TRUSTEE                          FOR                       WITHHELD
            Lacy B. Herrmann                 34,763,034                388,377
            Vernon R. Alden                  34,690,911                460,500
            Arthur K. Carlson                34,731,694                419,717
            William M. Cole                  34,748,445                402,966
            Thomas W. Courtney               34,797,078                354,333
            Richard W. Gushman, II           34,785,557                365,854
            Stanley W. Hong                  34,685,766                465,645
            Theodore T. Mason                34,787,994                363,417
            Russsell K. Okata                34,414,474                736,937
            Douglas Philpotts                34,713,977                437,434
            Oswald K. Stender                34,355,208                796,203

2. To ratify the selection of KPMG LLP as the Trust's independent auditors.

            Number of Votes:

            FOR                              AGAINST                   ABSTAIN
            34,661,289                       268,360                   221,763

3. To act upon a proposal  to change the  fundamental  policies  of the Trust to
allow  the  use  of  additional   nationally   recognized   statistical   rating
organizations.

            Number of Votes:
            FOR                              AGAINST                   ABSTAIN
            24,140,582                       326,507                   919,119